Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	MEXICAN ECONOMIC DEVELOPMENT INC
Entity Central Index Key	0001061736
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	General Anaya No. 601 Pte.
Entity Address, Address Line Two	Colonia Bella Vista
Entity Address, City or Town	Monterrey
Entity Address, State or Province	NL
Entity Address, Country	MX
Entity Address, Postal Zip Code	64410
Contact Personnel Name	Juan F. Fonseca
Contact Personnel Email Address	investor@femsa.com.mx
Contact Personnel Fax Number	328-6167
Document Annual Report	true
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Accounting Standard	IFRS
Document Transition Report	false
Document Shell Company Report	false
American depositary shares [member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 10 BD Units, and each BD Unit consisting of one Series B Share, two Series D-B Shares and two Series D-L
Trading Symbol	FMX
Security Exchange Name	NASDAQ
2.875% Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	2.875% Senior Notes due 2023
Trading Symbol	FMX23
Security Exchange Name	NASDAQ
4.375% Senior Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	4.375% Senior Notes due 2043
Trading Symbol	FMX43
Security Exchange Name	NASDAQ
3.500% Senior Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2050
Trading Symbol	FMX50
Security Exchange Name	NASDAQ
BD units [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,161,177,770
B units [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,417,048,500